Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	$ 2,958,237	$ 2,955,277
Less: accumulated depreciation	(59,761)	(41,768)
Property, plant and equipment, net	2,898,476	2,913,509
Vehicles [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	354,267	354,267
Building and leasehold land [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	1,792,352	1,792,352
Plant and machinery [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	807,648	807,648
Computer and accessories [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	$ 3,970	$ 1,010